FORM D

03027725

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM D

NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D, SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION

OMB APPROVAL	
OMB Number:	3235-0076
Expires:	November 30, 2001
Estimated average burden hours per response	16.00

SEC USE ONLY	
Prefix	Serial
DATE RECEIVED	

SEC MAIL RECEIVED JUL 23 2003 WASH. D.C. 155 PROCESSING SECTION

Name of Offering: (☐ check if this is an amendment and name has changed, and indicate change.)
70,000 Non-Voting Units of Limited Liability Company Ownership Interest; $1,000 Per Unit   1145979

Filing Under (Check box(es) that apply): ☐ Rule 504 ☐ Rule 505 ☒ Rule 506 ☐ Section 4(6) ☐ ULOE

Type of Filing: ☒ New Filing ☐ Amendment

A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

Name of Issuer (☐ check if this is an amendment and name has changed, and indicate change.)
International Timing Fund, LLC

Address of Executive Offices (Number and Street, City, State, Zip Code)	Telephone Number (Including Area Code)
5623 Marsh Bay Drive, Wilmington, NC 28409	910-392-3863
Address of Principal Business Operations (if different from Executive Offices) (Number and Street, City, State, Zip Code)	Telephone Number (Including Area Code)

Brief Description of Business
Private investment fund

PROCESSED JUL 24 2003 THOMSON FINANCIAL

Type of Business Organization
☐ corporation ☐ limited partnership, already formed ☒ other (please specify): limited liability company
☐ business trust ☐ limited partnership, to be formed

Actual or Estimated Date of Incorporation or Organization: Month 0 6 Year 0 1 ☒ Actual ☐ Estimated

Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State: CN for Canada; FN for other foreign jurisdiction) N C

GENERAL INSTRUCTIONS

Federal:

Who Must File: All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501 et seq. or 15 U.S.C. 77d(6).

When To File: A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by United States registered or certified mail to that address.

Where to File: U.S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549.

Copies Required: Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

Information Required: A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.

Filing Fee: There is no federal filing fee.

State:

This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOE and that have adopted this form. Issuers relying on ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been made. If a state requires the payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix to the notice constitutes a part of this notice and must be completed.

ATTENTION

Failure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely, failure to file the appropriate federal notice will not result in a loss of an available state exemption unless such exemption is predicated on the filing of a federal notice.

Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid ***OMB control number.***

LLC-11063-11-228372-01

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:

- Each promoter of the issuer, if the issuer has been organized within the past five years:
- Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
- Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers: and
- Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☒ General and/or Managing Partner

Full Name (Last name first, if individual)
International Equity Advisers, LLC

Business or Residence Address (Number and Street, City, State, Zip code)
5623 Marsh Bay Drive, Wilmington NC 28409

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip code)

(Use blank sheet, or copy and use additional copies of this sheet, as necessary)

B. INFORMATION ABOUT OFFERING

	Yes	No
1. Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering? Answer also in Appendix, Column 2, if filing under ULOE.	☒	☐
2. What is the minimum investment that will be accepted from any individual?	$ 20,000.00	
3. Does the offering permit joint ownership of a single unit?	☒	☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States ☐ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States ☐ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States ☐ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if answer is "none" or "zero." If the transaction is an exchange offering, check this box ☐ and indicate in the columns below the amounts of the securities offered for exchange and already exchanged.

Type of Security	Aggregate Offering Price	Amount Already Sold
Debt	$ 0	$ 0
Equity	$ 0	$ 0
☐ Common ☐ Preferred		
Convertible Securities (including warrants)	$ 0	$ 0
Partnership Interests	$ 0	$ 0
Other (Specify LLC Interests)	$ 70,000,000.00	$ 1,452,000.00
Total	$ 70,000,000.00	$ 1,452,000.00

Answer also in Appendix, Column 3, if filing under ULOE.

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "0" if answer is "none" or "zero."

	Number Investors	Aggregate Dollar Amount of Purchases
Accredited Investors	5	$ 1,252,000.00
Non-accredited Investors	1	$ 200,000.00
Total (for filings under Rule 504 only)	0	$ 0

Answer also in Appendix, Column 4, if filing under ULOE.

3. If the filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated, in the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in part C – Question 1.

Type of offering	Type of Security	Dollar Amount Sold
Rule 505		$
Regulation A		$
Rule 504		$
Total		$

4. a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the issuer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

Transfer Agent's Fees	☐	$
Printing and Engraving Costs	☐	$
Legal Fees	☐	$
Accounting Fees	☐	$
Engineering Fees	☐	$
Sales Commissions (specify finders' fees separately)	☐	$
Other Expenses (identify ____)	☐	$
Total	☐	$ -0-

LLC-11063-11-228372-01

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

b. Enter the difference between the aggregate offering price given in response to Part C – Question 1 and total expenses furnished in response to Part C – Question 4.a. This difference is the "adjusted gross proceeds to the issuer." .... $ 70,000,000.00

5. Indicate below the amount of the adjusted gross proceeds to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C – Question 4.b above.

	Payments to Officers, Directors, & Affiliates	Payments to Others
Salaries and fees (management and custodial fees - estimate)	☒ $ 1,960,000.00	☒ $ 1,400,000.00
Purchase of real estate	☐ $	☐ $
Purchase, rental or leasing and installation of machinery and equipment	☐ $	☐ $
Construction or leasing of plant buildings and facilities	☐ $	☐ $
Acquisition of other businesses (including the valued of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger)	☐ $	☐ $
Repayment of indebtedness	☐ $	☐ $
Working capital	☐ $	☐ $
Other (specify): Investment in Securities	☐ $	☒ $ 66,640,000.00
	☐ $	☐ $
Column Totals	☒ $ 1,960,000.00	☒ $ 1,448,790.05
Total Payments Listed (column totals added)	☒ $ 70,000,000.00	

D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by that issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

Issuer (Print or Type)	Signature	Date
International Timing Fund, LLC	International Equity Advisors, LLC, Manager By: [signature]	July 20, 2001
Name of Signer (Print or Type)	**Title of Signer (Print or Type)**	
Richard R. Lund	Manager	

ATTENTION

Intentional misstatements or omissions of fact constitute federal criminal violations. (See 18 U.S.C. 1001.)

LLC-11063-11-228372-01

APPENDIX

1	2 Intend to sell to non-accredited investors in State (Part B–Item 1)		3 Type of security and aggregate offering price offered in state (Part C–Item 1)	4 Type of investor and amount purchased in State (Part C–Item 2)				5 Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E–Item 1)	
State	Yes	No		Number of Accredited Investors	Amount	Number of Non-Accredited Investors	Amount	Yes	No
AL									
AK									
AZ									
AR									
CA									
CO									
CT									
DE									
DC									
FL									
GA									
HI									
ID									
IL									
IN									
IA									
KS									
KY									
LA									
ME									
MD									
MA									
MI									
MN									
MS									
MO									

APPENDIX

1	2		3	4				5	
	Intend to sell to non-accredited investors in State (Part B–Item 1)		Type of security and aggregate offering price offered in state (Part C–Item 1)	Type of investor and amount purchased in State (Part C–Item 2)				Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E–Item 1)	
State	Yes	No		Number of Accredited Investors	Amount	Number of Non-Accredited Investors	Amount	Yes	No
MT									
NE									
NV									
NH									
NJ	X		$325,000.00 (LLC interests)	1	$325,000.00				X
NM									
NY									
NC									X
ND									
OH									
OK									
OR	X		$294,000.00 (LLC interests)	1	$294,000.00				X
PA	X		$400,000.00 (LLC interests)	1	$400,000.00				X
RI									
SC									
SD									
TN									
TX									
UT									
VT									
VA	X		$233,000.00 (LLC interests)		$233,000.00				X
WA									
WV									
WI	X		$200,000.00 (LLC interests)			1	$200,000.00		X
WY									

LLC-11063-11-228372-01

PR									

FORM U-2 —UNIFORM CONSENT TO SERVICE OF PROCESS

FORM U-2 —UNIFORM CONSENT TO SERVICE OF PROCESS

KNOW ALL MEN BY THESE PRESENTS:

That the undersigned International Timing Fund, LLC , ~~(a corporation), (a partnership)~~, a (limited liability company) organized under the laws of North Carolina , or ~~(an individual)~~, [strike out inapplicable nomenclature] for purposes of complying with the laws of the States indicated hereunder relating to either the registration or sale of securities, hereby irrevocably appoints the officers of the States so designated hereunder and their successors in such offices, its attorney in those States so designated upon whom may be served any notice, process or pleading in any action or proceeding against it arising out of, or in connection with, the sale of securities or out of violation of the aforesaid laws of the States so designated; and the undersigned does hereby consent that any such action or proceeding against it may be commenced in any court of competent jurisdiction and proper venue within the States so designated hereunder by service of process upon the officers so designated with the same effect as if the undersigned was organized or created under the laws of that State and have been served lawfully with process in that State.

It is requested that a copy of any notice, process or pleading served hereunder be mailed to:

International Equity Advisors, LLC
(Name)

5623 Marsh Bay Drive, Wilmington, NC 28409
(Address)

Place an "X" before the names of all the States for which the person executing this form is appointing the designated Officer of that State as its attorney in that State for receipt of service of process:

	State	Officer
__	ALABAMA	Secretary of State.
__	ALASKA	Administrator of the Division of Banking and Corporations, Department of Commerce and Economic Development.
__	ARIZONA	The Corporation Commission.
__	ARKANSAS	The Securities Commissioner.
__	CALIFORNIA	Commissioner of Corporations
__	COLORADO	Securities Commissioner.
__	CONNECTICUT	Banking Commissioner.
__	DELAWARE	Securities Commissioner.
__	DISTRICT OF COLUMBIA	Public Service Commission.
__	FLORIDA	Department of Banking and Finance.
__	GEORGIA	Commissioner of Securities.
__	GUAM	Administrator, Department of Finance.
__	HAWAII	Commissioner of Securities.
__	IDAHO	Director, Department of Finance.
__	ILLINOIS	Secretary of State.
__	INDIANA	Secretary of State.
__	IOWA	Commissioner of Insurance.
__	KANSAS	Secretary of State.
__	KENTUCKY	Director, Division of Securities.

(Rev. 1991)

CORPORATE ACKNOWLEDGMENT

State of North Carolina)
County of New Hanover) ss.

On this 20th day of July 2001 before me Katherine C. Ryan the undersigned officer, personally appeared Richard R. Lund, known personally to me to be the Manager of the above named limited liability company and acknowledged that he, as an officer being authorized so to do, executed the foregoing instrument for the purposes therein contained, by signing the name of the corporation by him as an officer.

IN WITNESS WHEREOF I have hereunto set my hand and official seal.

(SEAL) "OFFICIAL SEAL" Notary Public, North Carolina County of New Hanover Katherine C. Ryan My Commission Expires 12/21/2003

Katherine C. Ryan
Notary Public/Commissioner of Oaths

My Commission Expires ___________

INDIVIDUAL OR PARTNERSHIP ACKNOWLEDGMENT

State or Province of ________)
County of ____________) ss.

On this _____ day of ____________, 19___ before me, ________________

the undersigned officer, personally appeared ______________________________ to me

personally known and known to me to be the same person(s) whose name(s) is (are) signed to the foregoing instrument, and

acknowledged the execution thereof for the uses and purposes therein set forth.

IN WITNESS WHEREOF I have hereunto set my hand and official seal.

____
Notary Public/Commissioner of Oaths

(SEAL) My Commission Expires ___________

(Rev. 1991)

LLC-11063-11-228534-01

INSTRUCTIONS TO FORM U-2

UNIFORM CONSENT TO SERVICE OF PROCESS

1. The name of the issuer is to be inserted in the blank space on line 1 of Uniform Form U-2 ("Form").

2. The type of person executing the Form is to be described by striking out the inapplicable nomenclature in lines 2-4 and, if appropriate, by inserting a description of the person in the blank space provided on line 2 of the Form.

3. The name of the jurisdiction under which the issuer was formed or is to be formed is to be inserted in the blank space on line 3 of the Form.

4. The person to whom a copy of any notice, process or pleading which is served pursuant to the Consent to Service of Process is to be inserted in the appropriate blank spaces at the end of page 1 of the Form.

5. An "X" is to be placed in the space before the names of all States which the person executing this Form lawfully is appointing the officer of each State so designated on the Form as its attorney in that State for receipt of service of process.

6. A manually signed Form must be filed with each State requiring a Consent to Service of Process on Form U-2 at the office so designated by the laws or regulations of that State and must be accompanied by the exact filing fee, if any.

7. The Form must be signed by the issuer. If the issuer is a corporation, it should be signed in the name of the corporation by an executive officer duly authorized; if a partnership, it should be signed in the name of the partnership by a general partner; and if an unincorporated association or other organization which is not a partnership, the Form should be signed in the name of such organization by a person responsible for the direction or management of its affairs.

8. If the Form is mailed, it is advisable to send it by registered or certified mail, postage prepaid, return receipt requested.

(Rev. 1991)